Note 19 - Inventories	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of inventories [text block]
19.	INVENTORY

	2021	2020

Finished goods	3,626.7	2,575.5
Work in progress	672.5	518.3
Raw materials and consumables	5,306.2	3,513.0
Spare parts and others	906.8	758.8
Prepayments	645.9	381.4
Impairment losses	(157.8)	(141.1)
	11,000.3	7,605.9

The changes in impairment losses on inventory, are as follows:

At December 31, 2020	(141.1)
Effects of movements in foreign exchange in the balance sheet	(2.0)
Provisions	(191.6)
Write-off	176.9
At December 31, 2021	(157.8)